Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment	Breakdown of property and equipment:

		12/31/2023
	Annual depreciation rate	Historical cost	Accumulated depreciation	Carrying Amount
Right-of-use assets - buildings and equipment	4% to 10%	117,873	(9,193)	108,680
Buildings	4%	39,062	(10,896)	28,166
Furniture and equipment	10%	35,508	(10,370)	25,138
Data processing systems	20%	16,907	(13,364)	3,543
Construction in progress	—	2,020	—	2,020
Total		211,370	(43,823)	167,547

		12/31/2022
	Annual depreciation rate	Historical Cost	Accumulated Depreciation	Carrying Amount
Right-of-use assets - buildings and equipment	4% to 10%	144,387	(7,616)	136,771
Buildings	4%	37,447	(25,149)	12,298
Furniture and equipment	10%	23,601	(2,069)	21,532
Data processing systems	20%	15,636	(12)	15,624
Construction in progress	—	1,794	—	1,794
Total		222,865	(34,846)	188,019

Summary of changes in property and equipment	Changes in property and equipment:

	Balance at 12/31/2022	Addition	Transfer	Write-offs	Exchange rate changes	Balance at 12/31/2023
Historical cost
Buildings	37,447	1,778	(163)	—	—	39,062
Furniture and equipment	23,601	12,028	1,093	(614)	(600)	35,508
Data processing systems	15,636	424	847	—	—	16,907
Construction in progress	1,794	226	—	—	—	2,020
Total	78,478	14,456	1,777	(614)	(600)	93,497

Accumulated depreciation
Buildings	(25,149)	(3,395)	17,648	—	—	(10,896)
Furniture and equipment	(2,069)	(2,759)	(5,855)	91	222	(10,370)
Data processing systems	(12)	(160)	(13,570)	377	—	(13,365)
Total Accumulated depreciation	(27,230)	(6,314)	(1,777)	468	222	(34,631)

Total	51,248	8,142	—	(146)	(378)	58,866

	Balance at 12/31/2021	Addition	Business combination	Transfer	Write-offs	Balance at 12/31/2022
Historical cost
Buildings	27,608	8,628	—	1,279	(68)	37,447
Furniture and equipment	14,012	3,552	6,464	(409)	(18)	23,601
Data processing systems	14,390	1,253	—	—	(7)	15,636
Construction in progress	—	2,254	—	(460)	—	1,794
Total	56,010	15,687	6,464	410	(93)	78,478

Accumulated depreciation
Buildings	(14,721)	(5,478)	—	(5,005)	55	(25,149)
Furniture and equipment	(5,064)	(373)	(1,183)	4,529	22	(2,069)
Data processing systems	(73)	(6)	—	66	1	(12)
Total	(19,858)	(5,857)	(1,183)	(410)	78	(27,230)

Total	36,152	9,830	5,281	—	(15)	51,248

Summary of right of use assets

Buildings and equipment
Balance at January 1, 2023	136,771
Additions to right-of-use assets	3,425
Depreciation charge for the year	(1,577)
Lease termination of non-renewed contracts/write-offs	(29,939)
Balance at December 31, 2023	108,680

Buildings and equipment
Balance at January 1, 2022	136,686
Additions to right-of-use assets	13,323
Depreciation charge for the year	(3,875)
Lease termination of non-renewed contracts/write-offs	(9,363)
Balance at December 31, 2022	136,771